FAIR VALUE MEASUREMENTS - Change in the Fair Value of the Warrant Liabilities (Details) - USD ($)	3 Months Ended	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Sep. 30, 2021	Dec. 31, 2020
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Beginning Balance		$ 74,642,310	$ 0
Change in fair value of derivative warrant liabilities	$ 15,086,661	42,471,781	(16,889,088)
Ending Balance	32,170,529	32,170,529	74,642,310
Level 3
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Beginning Balance	14,857,060	23,455,550
Change in fair value of derivative warrant liabilities	(4,876,536)	(13,475,026)
Ending Balance	$ 9,980,524	$ 9,980,524	$ 23,455,550